Stockholders Equity (Schedule Of Assumptions Used For Options Granted) (Details)	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Stockholders Equity [Abstract]
Risk-free interest rate	1.60%	1.30%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.30%	0.33%	0.38%
Expected option life	7 years	7 years	7 years